INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contribution tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	R$ 2,561,980	R$ 2,427,648
Liabilities	(353,828)	(163,138)
2025
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets		642,303
Liabilities		(3,438)
2026
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	458,983	374,285
Liabilities	(4,064)	(18,963)
2027
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	401,069	386,288
Liabilities	(30,686)	(2,908)
2028
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	415,979	229,836
Liabilities	(70,875)	(23,361)
2029
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	354,304	290,656
Liabilities	(65,016)	(19,558)
2030 on
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	931,645	504,280
Liabilities	R$ (183,187)	R$ (94,910)